Net Income (Expense) from Financial Operations (Details) - Schedule of Income (Expense) from Financial Operations - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income/(expense) from financial assets for trading at FVTPL	$ 85,013	$ 91,761	$ 78,191
Net income from financial liabilities for trading at FVTPL	0	0	0
Net income from non-current assets and groups available for sale not admissible as discontinued operations	(37,068)	(120,934)	(1,628)
Net income from exchange, adjustment and hedge accounting of foreign currency	202,574	331,628	140,615
Total income (expense) from financial operations	250,519	302,455	217,178
Financial derivative contracts
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from financial liabilities for trading at FVTPL	0	0	0
Financial derivative contracts
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income/(expense) from financial assets for trading at FVTPL	64,879	103,335	70,001
Debt financial instruments
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income/(expense) from financial assets for trading at FVTPL	20,063	(11,662)	8,139
Other financial instrumets
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income/(expense) from financial assets for trading at FVTPL	71	88	51
Financial assets at amortised cost
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,659	(215)	2,088
Net income from exchange, adjustment and hedge accounting of foreign currency	12,276	2,350	1,856
Financial assets at fair value through OCI
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations	(45,365)	(125,610)	(20,173)
Financial liabilities at amortised cost
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations	5,638	4,891	16,457
Net income from foreign currency exchange
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	(611,021)	(83,695)	260,428
Financial assets at FVTPL
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	0	6,952	0
Others assets
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	0	(14)	1,353
Financial liabilities at FVTPL
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	915	547	(760)
Net income from hege accounting of foreign currency risk
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	$ 800,404	$ 405,488	$ (122,262)